LINES OF CREDIT (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subtotal	$ 4,548,199	$ 5,109,728	$ 5,076,684
Reclassification of National-COVID - Long-term	(185,872)	(366,171)	(502,869)
Line of credit	4,362,327	4,743,557	4,573,815
Pancreta [Member]
Line of credit	417,671	489,985
National [Member]
Line of credit	2,887,143	3,265,236	3,540,550
Alpha [Member]
Line of credit	927,008	947,333	1,106,894
National - COVID [Member]
Line of credit	$ 316,377	407,174	429,240
Pancretan [Member]
Line of credit		$ 489,985	$ 0